Average Annual Total Returns{- Extended Market Index Portfolio} - 02.28 VIP Extended Market Index Portfolio_Initial, Service, Service 2 PRO-06 - Extended Market Index Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Initial Class Return Before Taxes Inception Date	Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class Return Before Taxes Inception Date	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Inception Date	IXYST Past 1 year	IXYST Since Inception
Total	21.24%	13.16%	[1]	Apr. 17, 2018	21.16%	15.98%	[1]	Apr. 11, 2019	20.93%	12.87%	[1]	Apr. 17, 2018	21.47%	13.41%	[1]

[1]	(a)From April 17, 2018 for Initial Class and Service Class 2; and April 11, 2019 for Service Class.